Operating Segments - External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [Line Items]
Revenue	$ 809,120	$ 757,956	$ 602,546
Non-current assets (excluding goodwill and intangible assets)	60,998	60,606
UK [member]
Disclosure of geographical areas [Line Items]
Revenue	253,962	258,863	248,588
Non-current assets (excluding goodwill and intangible assets)	2,144	756
USA [Member
Disclosure of geographical areas [Line Items]
Revenue	335,880	308,436	196,193
Non-current assets (excluding goodwill and intangible assets)	3,777	5,112
India [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	26,708	26,167
South Africa [member]
Disclosure of geographical areas [Line Items]
Revenue	38,866	42,841	42,717
Non-current assets (excluding goodwill and intangible assets)	6,374	10,529
Philippines [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	18,797	14,050
Rest of the world [member]
Disclosure of geographical areas [Line Items]
Revenue	46,842	34,021	28,501
Non-current assets (excluding goodwill and intangible assets)	3,198	3,992
Europe (excluding UK) [member]
Disclosure of geographical areas [Line Items]
Revenue	56,383	47,169	37,494
Australia [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 77,187	$ 66,626	$ 49,053